TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense	—	—	—	—
China	—	—	—	—
Other jurisdictions	—	—	—	—
Deferred taxation	134,391,290	(21,011,979)	6,324,015	976,260
China	70,063,810	(62,051,840)	(31,447,143)	(4,854,602)
Other jurisdictions	64,327,480	41,039,861	37,771,158	5,830,862
Change in valuation allowance	(134,391,290)	21,011,979	(6,324,015)	(976,260)
China	(70,063,810)	62,051,840	31,447,143	4,854,602
Other jurisdictions	(64,327,480)	(41,039,861)	(37,771,158)	(5,830,862)

Income tax (expense) benefit	—	—	—	—

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2015
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(2%)	10%	(1%)
Effect of future tax rate change	1%	(1%)	(1%)
Change of prior year deferred tax assets	1%	(0%)	(1%)
Change of valuation allowance	(24%)	(16%)	(2%)
(Income) not subject to tax and non-deductible expenses, net	0%	2%	(1%)
Effect of expired net operating loss	(1%)	(20%)	(19%)

Effective EIT rate	0%	(0%)	0%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	1,926,262	3,285,994	507,271
Temporary differences related to provision for advances to suppliers	1,621,968	888,961	137,232
Temporary differences related to provision for doubtful accounts	191,012	1,510,153	233,126
Other	5,609,163	5,900,763	910,921
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	11,710,677	12,728,642	1,964,964
Startup expenses and advertising fee	25,761,300	26,010,125	4,015,271
Temporary differences related to research and development credits	988,010	1,045,470	161,393
Temporary differences related to equity investment	1,795,745	1,531,567	236,433
Foreign tax credits	15,113,930	16,039,192	2,476,025
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	771,867
Tax loss carry forwards	492,204,751	505,784,660	78,079,697

Total deferred tax assets	561,922,818	579,725,527	89,494,200
Less: Valuation allowance	(561,922,818)	(579,725,527)	(89,494,200)

Total deferred tax assets	—	—	—

Significant components of deferred tax liabilities

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,362,427	5,690,705	878,494

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2015
	RMB	RMB	US$
			(Note 3)
Balance at January 1	582,934,797	561,922,818	86,745,935
Increase (decrease) in valuation allowance	(21,011,979)	17,802,709	2,748,265

Balance at December 31	561,922,818	579,725,527	89,494,200